S000082204 [Member] Expense Example - iShares LifePath Target Date 2050 ETF - iShares LifePath Target Date 2050 ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141